Prepaid Expenses and Other Current Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid Expenses and Other Current Assets
6.	Prepaid Expenses and Other Current Assets

Prepaid and other current expenses generally consist of amounts paid to vendors for services that have not yet been performed. Other receivable, prepaid expenses and other current assets consist of the following (in thousands):

	September 30,	December 31,
	2023	2022
Prepaid expenses and other current assets	1,326	2,871
Accrued Revenue	1,631	591
Other Receivable	3,187	947
Total	6,144	4,409

6.	Prepaid Expenses and Other Current Assets

Prepaid and other current expenses generally consist of amounts paid to vendors for services that have not yet been performed. Accounts receivables, prepaid expenses and other current assets consist of the following at December 31

	Year Ended December 31,
	2022	2021
	(in thousands)
Prepaid expenses and other current assets	4,409	2,039
	$4,409	$2,039